Stockholders' Equity - Outstanding Preferred Shares Converted (Details)	Dec. 31, 2021 shares	Aug. 16, 2021 shares	Aug. 15, 2021 shares	Dec. 31, 2020 shares
Conversion of Stock [Line Items]
Preferred stock — shares outstanding (in shares)	0		16,383,725	0
Exchange ratio		3.7208
Common stock — shares outstanding (in shares)	155,137,237	154,404,302		101,286,645
Reverse Recapitalization, Converted Shares
Conversion of Stock [Line Items]
Common stock — shares outstanding (in shares)		60,960,574
Series A Convertible Preferred Stock
Conversion of Stock [Line Items]
Preferred stock — shares outstanding (in shares)			9,226,734
Series A Convertible Preferred Stock | Reverse Recapitalization, Converted Shares
Conversion of Stock [Line Items]
Common stock — shares outstanding (in shares)		34,330,838
Series B Convertible Preferred Stock
Conversion of Stock [Line Items]
Preferred stock — shares outstanding (in shares)			7,156,991
Series B Convertible Preferred Stock | Reverse Recapitalization, Converted Shares
Conversion of Stock [Line Items]
Common stock — shares outstanding (in shares)		26,629,736